BELL, BOYD & LLOYD LLC                        THREE FIRST NATIONAL PLAZA
                                              70 WEST MADISON STREET, SUITE 3300
                                              CHICAGO, ILLINOIS 60602-4207
                                              312 372-1121  FAX  312 372-2098
KIMBERLY H. NOVOTNY
312  807-4218                                 OFFICES IN CHICAGO
knovotny@bellboyd.com                         AND WASHINGTON, D.C.





                                   May 3, 2002

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:
                              WANGER ADVISORS TRUST
                       1933 ACT REGISTRATION NO. 33-83548
                       1940 ACT REGISTRATION NO. 811-8748

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wanger Advisors Trust (the "Trust") certifies that:

          a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

          b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 10, 2002.

                                               Very truly yours,

                                               BELL, BOYD & LLOYD LLC



                                               By:   /s/ Kimberly H. Novotny
                                                     ---------------------------
                                                         Kimberly H. Novotny